RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers.

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of up to six consultants and the costs of all charges are based on the fees set in the Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the nine months ended September 30, 2022, the company incurred fees of $274,112 compared to $198,600 in 2021. As at September 30, 2022, the Company was indebted to this company in the amount of $nil (December 31, 2021 - $nil).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the nine months ended September 30, 2022, the Company incurred fees of $441,486 compared to $190,225 in 2021. As at September 30, 2022, the Company was indebted to this company in the amount of $27,398 (December 31, 2021 - $nil).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. The costs of all charges are based on the fees set in the Executive Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. On May 9, 2022. Scott Larson ceased to be the President of the Company but remains a director, entered into an executive consultant agreement to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the consulting agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the nine months ended September 30, 2022, the Company incurred fees of $344,789 compared to $143,191 in 2021. As at September 30, 2022, the Company was indebted to this company in the amount of $41,756 (December 31, 2021 - $nil).

Trade receivables/payables and accrued receivables/payables:

As at September 30, 2022, the Company had $161,727 (December 31, 2021 - $155,108) receivable from related parties outstanding that were included in accounts receivable and $78,440 (December 31, 2021 $nil) payable from related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the nine months ended September 30, 2022 and 2021 included:

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

20. RELATED PARTY TRANSACTIONS (CONT’D)

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Director fees	$153,667	$91,928	$368,891	$263,148
Management fees paid to a company controlled by CEO and director	105,000	84,444	441,486	190,225
Management fees paid to a company controlled by the President and director	56,071	56,223	344,789	143,191
Management fees paid to a company controlled by a former director	88,105	45,000	258,438	135,000
Salaries	318,237	197,882	717,794	470,240
Share-based payments	994,631	627,063	1,631,291	1,932,309
	$1,715,711	$1,102,540	$3,762,689	$3,134,113